Sales revenues	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Sales revenues
26. Sales revenues
(1) Summary by business segments and products
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31
	2023	2024	2025
Sales of products
Automotive
Vehicles	28,394,256	35,249,865	36,892,232
Parts and components for production	1,710,422	1,596,111	1,606,173
Parts and components for after service	2,866,196	3,166,586	3,423,389
Other	805,995	1,068,169	1,074,505

Total automotive	33,776,870	41,080,731	42,996,299
All other	590,749	567,399	602,578

Total sales of products	34,367,619	41,648,130	43,598,877
Financial services	2,786,679	3,447,195	4,437,827

Total sales revenues	37,154,298	45,095,325	48,036,704

The majority of sales of products are revenues recognized from contracts with customers under IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”), and receivables related to such revenues are recognized as “Trade accounts and other receivables”.
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Finance leases
Financial income related to net lease investment	164,820	208,257	258,835
Operating leases	1,169,018	1,207,719	1,350,051

Total	1,333,838	1,415,975	1,608,886

Financial service revenues other than income from leases mainly consist of interest income using the effective interest method. The amount of interest income using the effective interest method is not significant.
For the years ended March 31, 2023, 2024 and 2025 ¥166,220 million, ¥187,035 million and ¥207,154 million of financial service revenues were accounted for under IFRS 15.
(2) Contract liabilities
Contract liabilities consist of the following:

	Yen in millions
	April 1, 2023	March 31,
		2024	2025
Contract liabilities	1,068,212	1,392,390	1,417,919
Contract liabilities are primarily related to advances received from customers. Contract liabilities are included in “Other current liabilities” and “Other non-current
liabilities” in the consolidated statement of financial position. For the year ended March 31, 2024 and 2025, the amounts transferred from contract liabilities at the beginning of the fiscal year to sales revenue were ¥577,917 million and ¥748,193 million, respectively.
(3) Performance obligations
The aggregate amounts of transaction prices allocated to unsatisfied performance obligations related to contracts that have original expected durations in excess of one year were ¥1,038,630 million and ¥1,156,410 million as of March 31, 2024 and 2025, respectively. The main contents of unsatisfied performance obligations are insurance revenues and maintenance revenues.
For insurance revenues, Toyota receives payment agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from three
to 120 months. As of March 31, 2024, the unsatisfied performance obligations related to insurance revenues were ¥433,218 million, and Toyota expected to recognize as revenue ¥125,303 million in fiscal 2025, and ¥307,914 million thereafter. As of March 31, 2025, the unsatisfied performance obligations related to insurance revenues were ¥463,707 million, and Toyota expects to recognize as revenue ¥135,282 million in fiscal 2026, and ¥328,425 million thereafter.
For maintenance revenues, Toyota receives payments agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from 18 to 84 months.
Unsatisfied performance obligations for sales of products related to contracts that have an original expected duration of one year or less have been excluded from this disclosure.